SBA Servicing Asset - Summary of Activity Pertaining to SBA Servicing Rights (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Beginning balance	$ 3,512	$ 3,288	$ 3,411	$ 3,132	$ 3,132	$ 2,600
Origination of servicing assets	247	475	579	765	1,490	1,387
Change in fair value:
Due to run-off	(245)	(200)	(453)	(384)	(765)	(645)
Due to market changes	7	(48)	(16)	2	(446)	(210)
Ending balance	$ 3,521	$ 3,515	$ 3,521	$ 3,515	$ 3,411	$ 3,132